Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating leases requiring minimum lease payments
$
Year ending March 31,
2020	1,133
2021	-
2022	-
2023	-
2024	-
Thereafter	2,983

Total minimum lease payment	4,116